Pensions and Other Post-Employment Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total expected payments	₽ 3,942
Payable in 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total expected payments	849
Between 2 and 5 years [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total expected payments	1,238
Between 5 and 10 years [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total expected payments	1,340
Beyond 10 years [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total expected payments	₽ 515
Russia and Ukraine [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(8.12%)	(7.73%)
Percentage of decrease	9.64%	9.13%
Russia and Ukraine [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	6.48%	5.93%
Percentage of decrease	(5.42%)	(5.00%)
Russia and Ukraine [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	2.72%	2.76%
Percentage of decrease	(2.28%)	(2.51%)
Russia and Ukraine [member] | Other material actuarial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(5.29%)	(5.20%)
Percentage of decrease	7.25%	7.07%
Austria [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(9.70%)	(10.10%)
Percentage of decrease	11.70%	12.20%
Germany [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(12.00%)	(12.00%)
Percentage of decrease	18.00%	18.00%